N-2	Sep. 23, 2026
Cover [Abstract]
Entity Central Index Key	0002077345
Amendment Flag	true
Amendment Description	The purpose of this Pre-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-289446 and 811-24113) (the “Registration Statement”) is to file an exhibit set forth in Item 25 to Part C of this Registration Statement. Accordingly, this Pre-Effective Amendment No. 8 consists only of a facing page, this explanatory note and Part C of the Registration Statement. The Preliminary Prospectus and Statement of Additional Information, in the form filed on September 22, 2026 with Pre-Effective Amendment No. 7 to the Registration Statement, is unmodified and incorporated by reference herein.
Entity Inv Company Type	N-2
Securities Act File Number	333-289446
Investment Company Act File Number	811-24113
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	8
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	8
Entity Registrant Name	IVES ULTRA AI OPPORTUNITIES INC.
Entity Address, Address Line One	600 California Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(415)
Local Phone Number	349-3488
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	600 California Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
Contact Personnel Name	Edward Leathers